SHARE CAPITAL AND RESERVES (Details Narrative)											1 Months Ended						9 Months Ended		12 Months Ended
	Mar. 07, 2022 USD ($) shares	Mar. 03, 2022 USD ($) shares	Dec. 14, 2021 USD ($) shares	Sep. 07, 2021 USD ($) $ / shares shares	Sep. 03, 2021 USD ($) shares	Jun. 09, 2021 USD ($) shares	Mar. 03, 2021 USD ($) shares	Feb. 12, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) shares $ / shares	Jan. 01, 2021 USD ($) shares $ / shares	Jul. 31, 2022 shares	May 18, 2022 USD ($) shares	Sep. 22, 2021 USD ($) shares	Mar. 22, 2021 USD ($) $ / shares shares	Jan. 29, 2021 USD ($) shares	Jan. 25, 2021 USD ($) shares	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Nov. 30, 2021 USD ($) shares $ / shares	Nov. 30, 2020 USD ($) shares
IfrsStatementLineItems [Line Items]
Common stock issued for restricted share units vested, shares | shares		163,957			237,501		250,001
Common stock issued for restricted share units vested, value		$ 241,017			$ 349,127		$ 372,376
Number of restricted share units | shares		163,957			237,501		250,001
Fair value of rsu vested		$ 241,017			$ 349,127		$ 372,376
Gain on debt settlements																	$ 0	$ 898
Common shares issued in connection with direct offering, shares | shares														1,791,045
Share Price | $ / shares				$ 2.09										$ 3.35
Common shares issued in connection with direct offering, value														$ 6,000,000
Legal Fees														69,095
Agent fees														470,000
Filing fees														$ 15,950
Common stock issued | shares				437,365
Proceeds from issuance of common stock				$ 915,230
Stock issued for conversion of debt, Shares | shares																			270,000
Stock issued for conversion of debt, Value																			$ 405,000
Stock Option granted | shares																			1,072,450
Share-based compensation																	1,214,164	1,594,970
Unvested options cancelled | shares											321,735
Vested options cancelled | shares											428,980
Derivative liability																	0
Derivative gain																	$ 160,364
Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																			367,084
Proceeds from warrants exercised																			$ 440,501	$ 440,501
Number of warrants exercised | shares																			367,084
Warrants exercise price | $ / shares																			$ 1.20
Weighted average life																	2 years 9 months 10 days
Share Purchase Warrants 1 [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																			430,167
Proceeds from warrants exercised																			$ 752,793
Number of warrants exercised | shares																			430,167
Warrants exercise price | $ / shares																			$ 1.75
Fair value of warrants exercised | $ / shares																			$ 2,953
Share Purchase Warrants 2 [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																			990,000
Proceeds from warrants exercised																			$ 1,861,200
Number of warrants exercised | shares																			990,000
Warrants exercise price | $ / shares																			$ 1.88
Fair value of warrants exercised | $ / shares																			$ 221,353
Cashless Warrants [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																			121,319
Proceeds from warrants exercised																			$ 423,503
Number of warrants exercised | shares																			175,000
Fair value of warrants exercised | $ / shares																			$ 423,503
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																			10,000
Proceeds from stock option exercised																			$ 19,000
Number of stock option exercised | shares																			10,000
Fair value of stock option exercised																			$ 19,561
Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average life																	2 years 9 months 7 days
Agents Warrants [Member]
IfrsStatementLineItems [Line Items]
Weighted average life																	2 years 9 months 3 days
Share Purchase Warrants 3 [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price | $ / shares								$ 1.75
Warrants issued | shares								346,000
Share Purchase Warrants 4 [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price | $ / shares																			$ 1.75
Warrants issued | shares																			270,000
Restricted Share Units [Member]
IfrsStatementLineItems [Line Items]
Stock Option granted | shares																				1,000,001
Share-based compensation																	$ 41,052	633,098
Consultant [Member]
IfrsStatementLineItems [Line Items]
Common stock issued for services provided, shares | shares						39,894						114,194			17,907
Common stock issued for services provided, Value						$ 75,000						$ 67,500			$ 46,948
Common stock issued for settlement of accounts payable, Shares | shares																2,984
Common stock issued for settlement of accounts payable, Value																$ 6,953
Settlement of accounts payable																7,851
Gain on debt settlements																$ 898
Stock Option granted | shares									321,735
Fair value of stock option granted									$ 408,202
Exercise price | $ / shares									$ 1.90
Share-based compensation																	56,218	329,348
Creditor [Member]
IfrsStatementLineItems [Line Items]
Number of treasury shares transferred | shares								215,000
Value of treasury shares transferred								$ 479,450
Officer [Member]
IfrsStatementLineItems [Line Items]
Stock Option granted | shares										750,715
Fair value of stock option granted										$ 861,681
Exercise price | $ / shares										$ 1.90
Share-based compensation																	$ 32,288	$ 353,253
iGEMS [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares | shares			212,500
Stock issued for acquisition, value			$ 233,750
D C U [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares | shares	3,000,000
Stock issued for acquisition, value	$ 1,680,000
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares | shares													499,996
Stock issued for acquisition, value													$ 799,994